Related Party Transactions and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions and Balances [Line Items]
Advances from related party	$ 216,265	$ 38,888	$ 93,800
Lease liability	$ 161,908	241,644
Class A Common Shares [Member]
Related Party Transactions and Balances [Line Items]
Purchase shares (in Shares)	380,000
Ms. Du [Member]
Related Party Transactions and Balances [Line Items]
Advances from related party	$ 244,064	38,888
Operating lease expense	36,205	30,587
Lease liability	125,048	$ 153,956
Mr. Zhao [Member]
Related Party Transactions and Balances [Line Items]
Amount of repaid loan advance	27,799
Kowloon Investment Holding Limited [Member]
Related Party Transactions and Balances [Line Items]
Invested amount	$ 400,000